Significant Accounting Policies (Detail Textuals)	12 Months Ended
	Aug. 31, 2019 USD ($) License	Feb. 29, 2020 USD ($)	Feb. 28, 2019 USD ($)	Aug. 31, 2018 USD ($)	Aug. 31, 2017 USD ($)
Accounting Policies [Line Items]
Equipment, depreciation method	straight-line method
Patent, legal life	20 years
Cash	$ 1,285,147	$ 739,985	$ 3,093,211	$ 1,727,184	$ 2,533,337
Territory License Fee receivable	106,000	142,000		199,375
Bad debt expense	75,000
Sales tax receivable	$ 161,418	$ 78,708		$ 61,176
Intellectual Property Territory License
Accounting Policies [Line Items]
Number of licensees | License	3